Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 274,483	$ 180,519
Short-term investments	3,302	4,681
Notes and accounts receivable, net	73,599	58,979
Inventories	71,887	47,110
Restricted assets-current	44,393	19,328
Noncurrent assets held for sale	3,363
Prepaid expenses and other current assets	5,873	4,559
Total current assets	476,900	315,176
Long-term investments	120	133
Property and equipment, net	47,892	50,469
Deferred income tax assets, net	3,983	610
Goodwill	68,656	68,660
Intangible assets, net	5,227	7,330
Other assets	3,248	3,250
Total assets	606,026	445,628
Current Liabilities
Notes and accounts payable	31,739	22,541
Bank loan	25,000
Income tax payable	20,271	13,395
Current portion of long-term payable	240	270
Accrued expenses and other current liabilities	68,736	52,081
Total current liabilities	145,986	88,287
Long-term payable, net of current portion	367	78
Other long-term liabilities	16,910	12,765
Total liabilities	163,263	101,130
Commitments and Contingencies (Note 18)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 139,521 thousand shares in 2015 and 141,311 thousand shares in 2016	1,413	1,395
Additional paid-in capital	226,658	209,243
Accumulated other comprehensive income (loss)	(1,032)	633
Retained Earnings	215,724	133,227
Total shareholders' equity	442,763	344,498
Total liabilities and shareholders' equity	$ 606,026	$ 445,628